Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details)		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non–current:
Non–current total		RM 6,923,814	$ 1,549,125	RM 2,494,386
Deposits		277,843	62,165	202,012
Subtotal		7,201,657	1,611,290	2,696,398
Current:
Prepayments	[1]			1,492,195
Other receivables		30,915	6,917	30,915
Subtotal		30,915	6,917	1,523,110
Total prepayments, deposits and other receivables	[2]	7,232,572	1,618,207	4,219,508
Related Party [Member]
Non–current:
Non–current total	[3]	5,517,306	1,234,435	1,423,354
Third Party [Member]
Non–current:
Non–current total	[4]	RM 1,406,508	$ 314,690	RM 1,071,032

[1]	As of December 31, 2023, included in prepayments mainly represented IPO related professional fee amounted to approximately MYR 1,492,195 where relevant services not yet rendered as of respective period end. The amount was recognized as deferred offering costs and general and administrative expenses respectively during the year ended December 31, 2024.
[2]	Save as prepayments for intangible assets and deposits for property leases and office equipment, all prepayments and other receivables are expected to be recovered/consumed within one year.
[3]	As of December 31, 2024, the Group has prepaid MYR 5,517,306 (USD 1,234,435) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 22). As of December 31, 2023, the Group has prepaid MYR 1,423,354 for certain purchase contracts of IT software such as Internet of Things (IoT) management platform, video management platform and data visualization platform to a related party.
[4]	As of December 31, 2024, the Group has prepaid MYR 1,406,508 (USD 314,690) (2023: MYR 1,071,032) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to a third party.